Related Party Transactions and Balances (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions
Purchases of goods and services		¥ 124,018	¥ 172,506	¥ 206,931
Transfer of long-term investments	[1]			275,000
Repayment of loans and interest from the Entity	[2]	58,101	696,624
Investment income and interest income		¥ 34,344	48,069	78,827
Loans to an entity [Member]
Related Party Transactions
Related party transaction interest rate		3.95%
Investment Fund [Member]
Related Party Transactions
Amount due from related parties	[1]	¥ 37,519	37,506
Entity [Member]
Related Party Transactions
Amount due from related parties	[2]	¥ 609,823	646,284
Related party transaction, Description of transaction		The Company established the Entity with an independent third party and two entities controlled by Mr. Rui Chen and Ms. Ni Li, respectively, to acquire the land use rights for a parcel of land in Shanghai for future construction.
Other Investees [Member]
Related Party Transactions
Amount due from related parties		¥ 139,335	106,784
Related Party [Member]
Related Party Transactions
Sales of goods and services		12,033	12,740	¥ 13,953
Amount due from related parties		786,677	790,574
Amount due to related parties	[3]	¥ 4,549	¥ 14,896

[1]	The balances due from the investment funds, of which the Company is their limited partners, as of December 31, 2023 and December 31, 2024 were consideration receivables related to the equity investments transferred, which is non-trade in nature.
[2]	The Company established the Entity with an independent third party and two entities controlled by Mr. Rui Chen and Ms. Ni Li, respectively, to acquire the land use rights for a parcel of land in Shanghai for future construction. The balance as of December 31, 2023 and 2024 represents interest-bearing loans and interest expenses related to the Entity, which are non-trade in nature. The annual interest rate of the loans was 3.95% as of December 31, 2024.
[3]	The balances as of December 31, 2023 mainly represent considerations related to long-term investments, which are non-trade in nature. The balances as of December 31, 2024 mainly represent the payables in trade nature.